RELATED PARTIES - Accounts receivable from and accounts payable to related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTIES
Impairment recognized for bad or doubtful debts from related parties	₽ 0
Expenses recognized for bad or doubtful debts from related parties	₽ 0	₽ 0